Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

VETZ	Academy Veteran Impact ETF

Listed on NYSE Arca, Inc.

March 14, 2025

Supplement to the Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”),
each dated November 28, 2024

Effective March 14, 2025, John Gilmore no longer serves as a portfolio manager to the Academy Veteran Impact ETF (the “Fund”). Accordingly, all references to Mr. Gilmore in the Fund’s Summary Prospectus, Prospectus and SAI are deleted in their entirety.

Please retain this Supplement for future reference.